FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss)
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss	$ (26)	$ 0	$ (409)
Interest Rate Swap | Other Financial Items, Net | Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Ineffective portion	$ 0	$ (1)	$ (639)